UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP 200 Clarendon Street 27th Floor Boston, MA 02116-5021

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2012

Item 1. Schedule of Investments.

GOLDMAN SACHS BRAZIL EQUITY FUND
Schedule of Investments
January 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks — 62.0%
Auto Components — 2.4%
16,684	Autometal SA	$132,826

Chemicals — 1.9%
5,858	Braskem SA ADR	105,561

Commercial Banks — 10.6%
19,713	Banco Bradesco SA ADR	352,469
12,068	Itau Unibanco Holding SA ADR	240,877

		593,346

Diversified Consumer Services — 3.9%
16,366	Anhanguera Educacional Participacoes SA	220,124

Diversified Financial Services — 4.8%
43,196	BM&FBOVESPA SA	271,706

Electric Utilities — 3.6%
8,693	EDP — Energias do Brasil SA	202,498

Food Products — 0.8%
2,393	BRF — Brasil Foods SA	47,389

Household Durables — 6.7%
28,010	Direcional Engenharia SA*	152,298
54,847	PDG Realty SA Empreendimentos e Participacoes	222,251

		374,549

IT Services — 1.0%
3,108	Redecard SA	56,034

Metals & Mining — 8.0%
6,939	Gerdau SA ADR	65,920
7,896	Vale SA	202,010
7,120	Vale SA ADR	180,136

		448,066

Multiline Retail* — 2.5%
24,038	Magazine Luiza SA	137,855

Oil, Gas & Consumable Fuels — 14.8%
29,940	OGX Petroleo e Gas Participacoes SA*	283,601
9,359	Petroleo Brasileiro SA	144,145
13,227	Petroleo Brasileiro SA ADR	404,085

		831,831

Transportation Infrastructure — 1.0%
7,742	CCR SA	53,882

TOTAL COMMON STOCKS		$3,475,667

Shares	Description	Value
Preferred Stocks — 32.7%
Beverages — 4.4%
2,794	Companhia de Bebidas das Americas	$102,344
4,052	Companhia de Bebidas das Americas ADR	147,452

		249,796

Chemicals — 2.2%
14,092	Braskem SA Class A	126,144

Commercial Banks — 12.6%
8,085	Banco Bradesco SA	145,301
14,932	Itau Unibanco Holding SA	300,144
39,628	Itausa — Investimentos Itau SA	259,469

		704,914

Containers & Packaging — 4.5%
53,936	Klabin SA	250,047

Metals & Mining — 9.0%
13,088	Bradespar SA	263,453
13,528	Gerdau SA	128,915
5,250	Metalurgica Gerdau SA	63,101
6,950	Usinas Siderurgicas de Minas Gerais SA Class A	46,620

		502,089

TOTAL PREFERRED STOCKS		$1,832,990

Exchange Traded Funds — 3.3%
4,400	iShares Ibovespa*	156,564
400	iShares MSCI Brazil Index Fund	26,240

TOTAL EXCHANGE TRADED FUND		$182,804

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-term Investment(a) — 1.8%
Repurchase Agreement — 1.8%
Joint Repurchase Agreement Account II
$100,000	0.224%	02/01/12	$100,000

TOTAL INVESTMENTS — 99.8%			$5,591,461

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%			8,658

NET ASSETS — 100.0%			$5,600,119

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) Joint repurchase agreement was entered into on January 31, 2012. Additional information appears in the Notes to the Schedule of Investments section.

Investment Abbreviation:
ADR	— American Depositary Receipt

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS BRAZIL EQUITY FUND
Schedule of Investments (continued)
January 31, 2012 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At January 31, 2012, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$5,663,175

Gross unrealized gain	343,455
Gross unrealized loss	(415,169)

Net unrealized security loss	$(71,714)

Additional information regarding the fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS CHINA EQUITY FUND
Schedule of Investments
January 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks — 97.2%
Auto Components — 1.8%
102,000	Minth Group Ltd.	$109,914

Chemicals — 1.9%
150,000	China Bluechemical Ltd. Class H	113,817

Commercial Banks — 22.9%
875,000	China Construction Bank Corp. Class H	698,392
257,000	China Minsheng Banking Corp. Ltd. Class H	237,203
633,000	Industrial and Commercial Bank of China Ltd. Class H	442,087

		1,377,682

Communications Equipment — 3.2%
18,000	AAC Technology Holdings, Inc.	43,864
54,800	ZTE Corp. Class H	148,843

		192,707

Construction Materials — 2.7%
188,000	China Glass Holdings Ltd.	32,643
184,000	China Resources Cement Holdings Ltd.	132,475

		165,118

Diversified Telecommunication Services — 2.5%
266,000	China Telecom Corp. Ltd. Class H	149,231

Electrical Equipment — 2.1%
42,000	Dongfang Electric Corp. Ltd. Class H	123,995

Electronic Equipment, Instruments & Components — 3.1%
82,000	Digital China Holdings Ltd.	135,159
5,136	Hollysys Automation Technologies Ltd.*	49,870

		185,029

Food Products — 4.5%
55,000	China Mengniu Dairy Co. Ltd.	147,159
75,000	China Yurun Food Group Ltd.	124,023

		271,182

Independent Power Producers & Energy Traders — 0.1%
7,000	China Longyuan Power Group Corp. Class H	5,317

Insurance — 5.8%
9,000	China Life Insurance Co. Ltd.	26,418
96,800	China Pacific Insurance (Group) Co. Ltd. Class H	321,476

		347,894

Shares	Description	Value
Common Stocks — (continued)
Internet Software & Services — 2.8%
7,000	Tencent Holdings Ltd.	$170,927

Machinery — 4.9%
145,000	China Automation Group Ltd.	41,278
116,000	Haitian International Holdings Ltd.	121,157
99,800	Zoomlion Heavy Industry Science and Technology Co. Ltd. Class H	133,886

		296,321

Metals & Mining — 2.6%
63,000	Jiangxi Copper Co. Ltd. Class H	159,821

Oil, Gas & Consumable Fuels — 20.7%
250,000	China Petroleum and Chemical Corp. (Sinopec) Class H	301,651
72,000	China Shenhua Energy Co., Ltd. Class H	316,208
106,000	CNOOC Ltd.	215,943
284,000	PetroChina Co. Ltd. Class H	413,616

		1,247,418

Pharmaceuticals — 1.1%
82,000	Guangzhou Pharmaceutical Co. Ltd. Class H	64,181

Real Estate Management & Development — 3.7%
120,000	China Overseas Land & Investment Ltd.	222,640

Specialty Retail — 3.1%
115,000	Belle International Holdings Ltd.	186,482

Wireless Telecommunication Services — 7.7%
45,500	China Mobile Ltd.	465,001

TOTAL COMMON STOCKS — 97.2%		$5,854,677

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement(a) — 1.6%
Joint Repurchase Agreement Account II
$100,000	0.224%	02/01/12	$100,000

TOTAL INVESTMENTS — 98.8%			$5,954,677

OTHER ASSETS IN EXCESS OF LIABILITIES — 1.2%			71,000

NET ASSETS — 100.0%			$6,025,677

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) Joint repurchase agreement was entered into on January 31, 2012. Additional information appears in the Notes to the Schedule of Investments section.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS CHINA EQUITY FUND
Schedule of Investments (continued)
January 31, 2012 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At January 31, 2012, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$6,442,572

Gross unrealized gain	192,900
Gross unrealized loss	(680,795)

Net unrealized security loss	$(487,895)

Additional information regarding the fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS INDIA EQUITY FUND
Consolidated Schedule of Investments
January 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks — 96.7%
Air Freight & Logistics — 2.1%
3,670	Blue Dart Express Ltd.	$124,086

Auto Components — 6.2%
3,871	Amtek Auto Ltd.	8,487
1,394	Bosch Ltd.	204,304
49,962	Exide Industries Ltd.	133,819
2,713	Motherson Sumi Systems Ltd.	8,948

		355,558

Automobiles — 4.7%
2,884	Hero Motocorp Ltd.	108,516
67,603	Tata Motors Ltd. Class A	160,865

		269,381

Beverages — 0.1%
707	United Breweries Ltd.	5,852

Chemicals — 1.6%
226	Asian Paints Ltd.	13,687
19,028	EID Parry India Ltd.	79,650

		93,337

Commercial Banks — 23.3%
11,925	Federal Bank Ltd.	95,982
58,266	HDFC Bank Ltd.	576,648
8,424	ICICI Bank Ltd.	153,053
3,200	ICICI Bank Ltd. ADR	115,872
36,685	IndusInd Bank Ltd.	224,030
4,267	ING Vysya Bank Ltd.	29,165
22,068	Yes Bank Ltd.	147,065

		1,341,815

Construction Materials — 4.6%
2,838	Grasim Industries Ltd.	158,630
29,906	Orient Paper & Industries Ltd.	31,073
29,099	Prism Cement Ltd.*	25,162
1,147	Shree Cement Ltd.	52,443

		267,308

Consumer Finance — 1.4%
1,782	Mahindra & Mahindra Financial Services Ltd.	25,338
15,122	Muthoot Finance Ltd.*	55,299

		80,637

Diversified Consumer Services* — 0.1%
840	Career Point Infosystems Ltd.	4,356

Diversified Financial Services — 2.6%
1,438	Crisil Ltd.	26,222
3,291	ICRA Ltd.	62,898
17,028	Power Finance Corp.	58,389

		147,509

Shares	Description	Value
Common Stocks — (continued)
Electric Utilities* — 0.1%
22,007	Indiabulls Infrastructure and Power Ltd.	$3,449

Electrical Equipment — 0.9%
11,858	Amara Raja Batteries Ltd.	51,750

Electronic Equipment, Instruments & Components — 1.0%
1,300	Honeywell Automation India Ltd.	60,974

Food Products — 3.3%
1,127	Glaxo SmithKline Consumer Healthcare Ltd.	58,691
2,578	Gokul Refoils & Solvent Ltd.	4,163
25,134	McLeod Russel India Ltd.	95,393
15,332	Tata Global Beverages Ltd.	33,328

		191,575

Gas Utilities — 1.3%
10,099	Indraprastha Gas Ltd.	72,992

Hotels, Restaurants & Leisure — 1.0%
2,774	Jubilant Foodworks Ltd.*	52,852
589	Mahindra Holidays & Resorts India Ltd.	3,587

		56,439

Industrial Conglomerates — 0.3%
1,126	Siemens India Ltd.	16,628

IT Services — 13.5%
3,209	Cognizant Technology Solutions Corp. Class A*	230,246
3,400	Infosys Ltd.	187,033
1,469	Infosys Ltd. ADR	80,780
12,340	Tata Consultancy Services Ltd.	281,872

		779,931

Life Sciences Tools & Services — 1.1%
4,006	Divi’s Laboratories Ltd.	63,578

Machinery — 6.1%
6,704	Elgi Equipments Ltd.	9,547
496	FAG Bearings (India) Ltd.	11,855
6,919	SKF India Ltd.	84,868
16,413	Thermax India Ltd.	162,190
20,625	Timken India Ltd.	80,718

		349,178

Media — 0.3%
4,960	D.B. Corp. Ltd.	19,357

Metals & Mining — 4.3%
35,421	Gujarat Mineral Development Corp. Ltd.	128,192
720	Maharashtra Seamless Ltd.	4,939
12,984	Tata Steel Ltd.	118,081

		251,212

GOLDMAN SACHS INDIA EQUITY FUND
Consolidated Schedule of Investments (continued)
January 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Oil, Gas & Consumable Fuels — 3.0%
14,711	Coal India Ltd.	$97,210
22,245	Petronet LNG Ltd.	73,998

		171,208

Personal Products — 1.0%
7,865	Emami Ltd.	56,098

Pharmaceuticals — 1.3%
606	Cadila Healthcare Ltd.	8,105
9,085	Wockhardt Ltd.*	69,437

		77,542

Professional Services — 0.4%
1,527	eClerx Services Ltd.	22,196

Real Estate Management & Development — 3.2%
7,460	Indiabulls Real Estate Ltd.	10,704
8,210	Phoenix Mills Ltd.	30,162
46,882	Prestige Estates Projects Ltd.	71,490
13,908	Sobha Developers Ltd.	73,214

		185,570

Software — 2.7%
4,237	NIIT Technologies Ltd.	17,880
3,420	Oracle Financial Sevices Software Ltd.*	137,028

		154,908

Textiles, Apparel & Luxury Goods — 5.1%
12,974	Bombay Dyeing & Manufacturing Co. Ltd.	109,691
303	Page Industries Ltd.	15,099
40,842	Titan Industries Ltd.	167,306

		292,096

Water Utilities — 0.1%
562	VA Tech Wabag Ltd.	4,128

TOTAL INVESTMENTS — 96.7%		$5,570,648

OTHER ASSETS IN EXCESS OF LIABILITIES — 3.3%		191,165

NET ASSETS — 100.0%		$5,761,813

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS INDIA EQUITY FUND
Schedule of Investments (continued)
January 31, 2012 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At January 31, 2012, the following futures contracts were open:

	Number of
	Contracts	Expiration		Unrealized
Type	Long (Short)	Date	Value	Gain (Loss)

SGX S&P CNX Nifty Index	20	February 2012	$209,200	$2,746

TAX INFORMATION — At January 31, 2012, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$5,578,566

Gross unrealized gain	212,348
Gross unrealized loss	(220,266)

Net unrealized security loss	$(7,918)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS KOREA EQUITY FUND
Schedule of Investments
January 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks — 97.6%
Airlines* — 0.5%
400	Korean Air Lines Co. Ltd.	$18,125

Auto Components — 5.9%
1,570	Hankook Tire Co. Ltd.*	62,616
375	Hyundai Mobis*	92,448
2,840	Nexen Tire Corp.	45,457

		200,521

Automobiles — 6.9%
825	Hyundai Motor Co.	162,061
1,260	Kia Motors Corp.	75,648

		237,709

Building Products* — 0.8%
1,520	Sung Kwang Bend Co. Ltd.	28,754

Capital Markets — 3.9%
1,764	Samsung Securities Co. Ltd.	96,204
3,180	Woori Investment & Securities Co. Ltd.	37,538

		133,742

Chemicals — 5.8%
200	Honam Petrochemical Corp.*	64,991
119	Korea Kumho Petrochemical Co. Ltd.*	17,751
291	LG Chem Ltd.	96,606
82	OCI Co. Ltd.*	19,046

		198,394

Commercial Banks* — 6.4%
960	BS Financial Group, Inc.	10,854
1,590	Industrial Bank of Korea	17,833
3,670	KB Financial Group, Inc.	139,127
1,280	Shinhan Financial Group Co. Ltd.	50,921

		218,735

Construction & Engineering* — 4.5%
816	Doosan Heavy Industries and Construction Co. Ltd.	49,001
1,070	Hyundai Development Co.	21,611
550	Hyundai Engineering & Construction Co. Ltd.	35,029
340	KEPCO Engineering & Construction Co. Inc.	28,152
3,130	Kumho Industrial Co. Ltd.	19,994

		153,787

Construction Materials* — 0.8%
670	Hanil Cement Co. Ltd.	27,905

Electric Utilities* — 1.6%
2,160	Korea Electric Power Corp.	53,676

Shares	Description	Value
Common Stocks — (continued)
Electronic Equipment, Instruments & Components* — 3.5%
1,630	Interflex Co. Ltd.	$55,045
2,500	LG Display Co. Ltd.	65,069

		120,114

Food Products* — 0.5%
61	CJ CheilJedang Corp.	16,718

Hotels, Restaurants & Leisure — 1.8%
1,570	Hotel Shilla Co. Ltd.	61,778

Household Durables — 1.7%
2,040	Hanssem Co. Ltd.*	39,763
253	LG Electronics, Inc.	18,606

		58,369

Industrial Conglomerates* — 1.7%
550	LG Corp.	34,417
199	SK Holdings Co. Ltd.	24,804

		59,221

Insurance — 2.7%
1,630	Hyundai Marine & Fire Insurance Co. Ltd.	47,828
650	LIG Insurance Co. Ltd.	14,013
160	Samsung Fire & Marine Insurance Co. Ltd.	30,954

		92,795

Internet & Catalog Retail* — 1.5%
209	CJ O Shopping Co. Ltd.	51,540

Internet Software & Services* — 3.1%
570	NHN Corp.	107,455

IT Services* — 0.3%
84	SK C&C Co. Ltd.	9,744

Machinery — 8.5%
810	BHI Co. Ltd.*	19,025
421	Hyundai Heavy Industries Co. Ltd.	116,557
1,280	Samsung Heavy Industries Co. Ltd.	40,642
1,356	TK Corp.*	29,905
6,229	Y G-1 Co. Ltd.	85,225

		291,354

Media — 2.2%
4,070	Cheil Worldwide, Inc.	63,022
600	CJ CGV Co. Ltd.*	13,514

		76,536

Metals & Mining — 3.5%
300	Hyundai Steel Co.*	28,895
60	Korea Zinc Co. Ltd.*	20,434
109	POSCO	40,107
201	POSCO Chemtech Co. Ltd.	29,327

		118,763

Oil, Gas & Consumable Fuels — 2.8%
890	S-Oil Corp.	96,266

GOLDMAN SACHS KOREA EQUITY FUND
Schedule of Investments (continued)
January 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Pharmaceuticals — 0.7%
165	Green Cross Corp.*	$20,981
149	Medy-Tox, Inc.	3,279

		24,260

Road & Rail* — 0.5%
220	Korea Express Co. Ltd.	17,380

Semiconductors & Semiconductor Equipment — 16.6%
757	Eugene Technology Co. Ltd.	19,413
4,350	Hynix Semiconductor, Inc.*	103,725
2,870	Iljin Display Co. Ltd.*	30,602
401	Samsung Electronics Co. Ltd.	394,858
2,530	Wonik IPS Co. Ltd.*	20,492

		569,090

Software — 3.9%
792	GOLFZON Co. Ltd.	41,929
2,919	JCEntertainment, Corp.*	90,231

		132,160

Specialty Retail* — 0.8%
394	Himart Co., Ltd.	26,679

Textiles, Apparel & Luxury Goods* — 0.1%
420	Hansae Co. Ltd.	2,310

Trading Companies & Distributors — 4.1%
1,000	LG International Corp.	49,121
1,480	Samsung C&T Corp.	91,124

		140,245

TOTAL COMMON STOCKS — 97.6%		$3,344,125

Preferred Stock — 0.2%
Automobiles — 0.2%
120	Hyundai Motor Co.	$7,052

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement(a) — 2.9%
Joint Repurchase Agreement Account II
$100,000	0.224%	02/01/12	$100,000
Maturity Value: $

TOTAL INVESTMENTS — 100.7%			$3,451,177

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.7)%			(25,133)

NET ASSETS — 100.0%			$3,426,044

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) Joint repurchase agreement was entered into on January 31, 2012. Additional information appears in the Notes to the Schedule of Investments section.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS KOREA EQUITY FUND
Schedule of Investments (continued)
January 31, 2012 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At January 31, 2012, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$3,472,494

Gross unrealized gain	244,300
Gross unrealized loss	(265,617)

Net unrealized security loss	$(21,317)

Additional information regarding the fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS SINGLE COUNTRY FUNDS
Schedule of Investments (continued)
January 31, 2012 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The investment valuation policy of the Funds is to value investments at market value. Investments in equity securities and investment companies traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under valuation procedures approved by the trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the United States (“U.S.”) securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchanges. While the independent fair value service may not take into account market or security specific information, under the valuation procedures, these securities might also be fair valued by GSAMI by taking into consideration market or security specific information as discussed below.
     Investments in equity securities and investment companies traded on a U.S. securities exchange, the NASDAQ system, or those located on certain foreign exchanges including, but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. Investments in equity securities and investment companies traded on a foreign securities exchange for which an independent fair value service cannot provide a quote are valued daily at their last sale price or official closing price on the principal exchange on which they are traded. If no sale occurs, such securities and investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Debt securities for which market quotations are readily available are valued on the basis of quotations furnished by an independent pricing service approved by the trustees or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. If accurate quotations are not readily available, or if GSAMI believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under valuation procedures approved by the trustees. Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. In the absence of market quotations, broker quotes will be utilized or the security will be fair valued. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share (“NAV”) of the investment company on the valuation date. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates market value.
     GSAMI, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the previous closing prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Funds’ NAV. Significant events that could affect a large number of securities in a particular market may include, but are not limited to: situations relating to one or more single issuers in a market sector; significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions or market closings; equipment failures; natural or man-made disasters or acts of God; armed conflicts; government actions or other developments; as well as the same or similar events which may affect specific issuers or the securities markets even though not tied directly to the securities markets. Other significant events that could relate to a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; corporate announcements, including those relating to earnings, products and regulatory news; significant litigation and trading halts or suspensions.
Basis for consolidation for the India Equity Fund — Goldman Sachs Mauritius India Equity Fund, Ltd. (the “Subsidiary”), organized in the Republic of Mauritius, was incorporated on March 21, 2011, and is currently a wholly-owned subsidiary of the India Equity Fund. The Subsidiary commenced operations on June 30, 2011. The Subsidiary was formed primarily to gain exposure to a wide selection of Indian companies. The Subsidiary is registered with and regulated by the Mauritius Financial Services Commission. The Subsidiary is advised by GSAMI and has the same investment objective and strategies as the Fund. The Subsidiary has appointed Intercontinental Trust Limited (“the Main Administrator”) to act as Administrator to the Subsidiary. The administration function has been sub-delegated to State Street Bank (“the Administrator’s Agent”). All inter-fund balances and transactions have been eliminated in consolidation. As of January 31, 2012, the Fund owned 100% of the outstanding shares of the Subsidiary and has elected to treat the Subsidiary as a disregarded entity for United States Federal income tax purposes.

GOLDMAN SACHS SINGLE COUNTRY FUNDS
Schedule of Investments (continued)
January 31, 2012 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
Fair Value of Investments — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:
Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;
Level 3 — Prices or valuations that require significant unobservable inputs (including GSAMI’s assumptions in determining fair value measurement).
     The levels used for classifying investments are not necessarily an indication of the risk associated with investing in those investments.
     The following is a summary of the Funds’ investments and derivatives categorized in the fair value hierarchy as of January 31, 2012:
BRAZIL EQUITY

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments	$3,805,923	$1,685,538	$—
Short-term Investments	—	100,000	—

Total	$3,805,923	$1,785,538	$—

CHINA EQUITY

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments	$49,870	$5,740,626 (a)	$64,181
Short-term Investments	—	100,000	—

Total	$49,870	$5,840,626	$64,181

The following is a reconciliation of Level 3 investments for the period ended January 31, 2012:

Equity
Common Stocks

Beginning Balance as of November 1, 2011	$—
Realized gain (loss)	—
Unrealized gain (loss) relating to instruments still held at reporting date	6,757
Purchases	—
Sales	—
Transfers into Level 3	57,424
Transfers out of Level 3	—

Ending Balance as of January 31, 2012	$64,181

INDIA EQUITY

Investment Type	Level 1	Level 2		Level 3

Assets
Common Stock and/or Other Equity Investments	$616,916	$4,953,732	(a)	$—

Derivative Type	Level 1	Level 2	Level 3

Assets(b)
Futures Contracts	$2,746	$—	$—

GOLDMAN SACHS SINGLE COUNTRY FUNDS
Schedule of Investments (continued)
January 31, 2012 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
KOREA EQUITY

Investment Type	Level 1	Level 2		Level 3

Assets
Common Stock and/or Other Equity Investments	$—	$3,351,177	(a)	$—
Short-term Investments	—	100,000		—

Total	$—	$3,451,177		$—

(a) To adjust for the time difference between local market close and the calculation of net asset value, the Funds utilize fair value model prices for international equities provided by an independent fair value service resulting in a Level 2 classification.

(b) Amount shown represents unrealized gain (loss) at period end.
Investments in Derivatives — The Funds may make investments in derivative instruments, including, but not limited to options, futures, swaps, swaptions and other derivatives relating to foreign currency transactions. A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. Derivative instruments may be privately negotiated contracts (often referred to as over the counter (“OTC”) derivatives) or they may be listed and traded on an exchange. Derivative contracts may involve future commitments to purchase or sell financial instruments or commodities at specified terms on a specified date, or to exchange interest payment streams or currencies based on a notional or contractual amount. Derivative instruments may involve a high degree of financial risk. The use of derivatives also involves the risk of loss if the investment adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments also include the risk of default by the counterparty, the risk that the investment may not be liquid and/or the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instrument.
     During the period ended January 31, 2012, the India Equity Fund entered into futures contracts. These instruments were used to meet the Fund’s investment objectives and to obtain and/or manage exposure related to the risks below. The following table sets forth, by certain risk types, the gross value of these derivative contracts for trading activities as of January 31, 2012. The values in the table below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Fund’s net exposure.
India Equity

Risk	Assets	Liabilities

Equity	$2,746	$—

Foreign Currency Translation — The accounting records and reporting currency of the Funds are maintained in U.S. dollars. Investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statements of Operations within unrealized gain (loss) on foreign currency translations. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within realized gain (loss) on foreign currency transactions.
Futures Contracts — Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price for long positions and at the last ask price for short positions, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Funds deposit cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Funds equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset in unrealized gains or losses. The Funds recognize a realized gain or loss when a contract is closed or expires.
     The use of futures contracts involves, to varying degrees, elements of market and counterparty risk which may exceed the amounts recognized in the Statements of Assets and Liabilities. Futures contracts may be illiquid, and exchanges may limit fluctuations in futures contract prices during a single day. Changes in the value of a futures contract may not directly correlate with changes in the value of the underlying securities. These risks may decrease the effectiveness of the Funds’ strategies and potentially result in a loss. The Funds must set aside liquid assets, or engage in other appropriate measures to cover their obligations under these contracts.
Repurchase Agreements — The Funds may enter into repurchase agreements which involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Funds, including accrued interest, is required to exceed the value of the repurchase

GOLDMAN SACHS SINGLE COUNTRY FUNDS
Schedule of Investments (continued)
January 31, 2012 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Funds may be delayed or limited and there may be a decline in the value of the collateral during the period while the Funds seek to assert their rights. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.
     Pursuant to exemptive relief granted by the Securities and Exchange Commission and terms and conditions contained therein, the Funds, together with other registered investment companies having management agreements with GSAM, or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds maintain pro rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.
JOINT REPURCHASE AGREEMENT ACCOUNT II — At January 31 2012, certain Funds had undivided interests in the Joint Repurchase Agreement Account II, with a maturity date of February 1, 2012, as follows:

			Collateral
	Principal	Maturity	Allocation
Fund	Amount	Value	Value

Brazil Equity	$100,000	$100,001	$102,303

China Equity	100,000	100,001	102,303

Korea Equity	100,000	100,001	102,303

REPURCHASE AGREEMENTS — At January 31, 2012, the Principal Amounts of certain Funds’ interest in the Joint Repurchase Agreement Account II were as follows:

	Interest	Brazil	China	Korea
Counterparty	Rate	Equity	Equity	Equity

BNP Paribas Securities Co.	0.24%	$24,256	$24,256	$24,256

Credit Suisse Securities LLC	0.18	6,761	6,761	6,761

Deutsche Bank Securities, Inc.	0.20	5,312	5,312	5,312

JPMorgan Securities LLC	0.22	30,320	30,320	30,320

Wells Fargo Securities LLC	0.23	33,351	33,351	33,351

TOTAL		$100,000	$100,000	$100,000

At January 31, 2012, the Joint Repurchase Agreement Account II was fully collateralized by:

Issuer	Interest Rates	Maturity Dates

Federal Home Loan Mortgage Corp.	3.500 to 5.000%	09/01/25 to 02/01/42

Federal National Mortgage Association	2.500 to 7.500	05/01/12 to 10/01/51

Government National Mortgage Association	4.000 to 4.500	11/15/41 to 01/15/42

U.S. Treasury Notes	0.250 to 4.875	02/29/12 to 11/15/21

The Funds’ risks include, but are not limited to, the following:
Foreign Custody Risk — A Fund that invests in foreign securities may hold such securities and foreign currency with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). In some countries, Foreign Custodians may be subject to little or no regulatory oversight or independent evaluation of their operations. Further, the laws of certain countries may place limitations on the Fund’s ability to recover its assets if a Foreign Custodian enters into bankruptcy. Investments in emerging markets may be subject to greater custody risks than investments in more developed markets. Custody services in emerging market countries are often undeveloped and may be less regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

GOLDMAN SACHS SINGLE COUNTRY FUNDS
Schedule of Investments (continued)
January 31, 2012 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
Funds’ Shareholder Concentration Risk — Certain funds, accounts, individuals or Goldman Sachs affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Funds’ shares. Redemptions by these entities of their holdings in the Funds may impact the Funds’ liquidity and NAV. These redemptions may also force the Funds to sell securities.
Geographic Risk — The Brazil Equity, China Equity, India Equity and Korea Equity Funds invest primarily in equity investments in Brazilian issuers, Chinese issuers, Indian issuers and Korean issuers, respectively. Concentration of the investments of these Funds in issuers located in these particular countries or regions will subject the Funds, to a greater extent than if investments were less concentrated, to the risks of adverse securities markets, exchange rates and social, political, regulatory or economic events which may occur in a given country or region.
Liquidity Risk — The Funds may make investments that may be illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.
Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer fails to perform or that an institution or entity with which the Funds have unsettled or open transaction defaults.
     Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, be subject to government ownership controls, have delayed settlements and their prices may be more volatile than those of comparable securities in the U.S.
Non-Diversification Risk — Each Fund is non-diversified and is permitted to invest more of its assets in fewer issuers than a “diversified” mutual fund. Thus, the Funds may be subject to greater risks than a fund that invests in a great number of issuers.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the President/Principal Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	March 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	March 29, 2012

By (Signature and Title)*	/s/ GEORGE F. TRAVERS, PRINCIPAL FINANCIAL OFFICER

Date	March 29, 2012

* Print the name and title of each signing officer under his or her signature.